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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                               601 Congress Street
                              Boston, MA 02210-2805

June 17, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Post-Effective Amendment No. 9 to Registration Statement on Form N-4 File No. 333-70728; 333-70730 (the Post-Amendment")

Dear Sirs:

      On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H, a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR the Post-Effective Amendment.

      An additional post-effective amendment will be filed on or before August 1, 2005 to make certain other changes as permitted by Rule 485(b).

      Please direct any comments and questions regarding the registration statement to Arnold Bergman at (617) 663-2184.

Very truly yours,

/s/ Gustav C. Enzie
Gustav C. Enzie
Legal Specialist

333-70728 Venture/Wealthmark (Indiv) 485a
333-70730 Venture/Wealthmark (Group) 485a